SHORT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt consisted of the following:

December 31,	2017	2016
1.60% Notes due 2018	$300,000	$300,000
4.125% Notes due 2020	350,000	350,000
8.8% Debentures due 2021	84,715	84,715
2.625% Notes due 2023	250,000	250,000
3.20% Notes due 2025	300,000	300,000
2.30% Notes due 2026	500,000	500,000
7.2% Debentures due 2027	193,639	193,639
3.375% Notes due 2046	300,000	300,000
Capital lease obligations	99,194	83,619
Net impact of interest rate swaps, debt issuance costs and unamortized debt discounts	(16,427)	(14,275)
Total long-term debt	2,361,121	2,347,698
Less—current portion	300,098	243
Long-term portion	$2,061,023	$2,347,455

Schedule of Maturities of Long-term Debt
Aggregate annual maturities of our long-term Notes (excluding capital lease obligations and net impact of interest rate swaps, debt issuance costs and unamortized debt discounts) are as follows for the years ending December 31:

2018	$300,098
2019	—
2020	350,000
2021	84,715
2022	—
Thereafter	1,543,639

Schedule of Net Interest Expense
Net interest expense consists of the following:

For the years ended December 31,	2017	2016	2015
Interest expense	$104,232	$97,851	$93,520
Capitalized interest	(4,166)	(5,903)	(12,537)
Loss on extinguishment of debt	—	—	28,326
Interest expense	100,066	91,948	109,309
Interest income	(1,784)	(1,805)	(3,536)
Interest expense, net	$98,282	$90,143	$105,773